Shareholder Report, Holdings (Details)	May 31, 2024
C000001854 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000001854 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000001854 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000001854 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000001854 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000001854 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000001854 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000001854 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000001854 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000001854 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000001854 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000001854 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000001854 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000001854 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000001854 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000153977 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000153977 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000153977 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000153977 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000153977 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000153977 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000153977 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000153977 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000153977 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000153977 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000153977 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000153977 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000153977 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000153977 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000153977 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000153978 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000153978 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000153978 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000153978 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000153978 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000153978 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000153978 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000153978 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000153978 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000153978 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000153978 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000153978 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000153978 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000153978 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000153978 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000001856 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000001856 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000001856 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000001856 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000001856 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000001856 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000001856 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000001856 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000001856 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000001856 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000001856 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000001856 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000001856 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000001856 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000001856 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000001857 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000001857 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000001857 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000001857 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000001857 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000001857 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000001857 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000001857 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000001857 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000001857 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000001857 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000001857 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000001857 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000001857 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000001857 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000106442 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000106442 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000106442 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000106442 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000106442 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000106442 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000106442 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000106442 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000106442 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000106442 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000106442 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000106442 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000106442 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000106442 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000106442 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000113488 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000113488 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000113488 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000113488 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000113488 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000113488 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000113488 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000113488 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000113488 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000113488 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000113488 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000113488 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000113488 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000113488 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000113488 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%